Property, Plant and Equipment - Summary of Impairment Expense by Project (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Total Impairment	$ 23,712	$ 11,436
Kingsville Dome Project [Member]
Total Impairment	2,978	140
Rosita Project [Member]
Total Impairment	2,545
Vasquez Project [Member]
Total Impairment	221
Temrezli Project [Member]
Total Impairment	17,968
Cebolleta/Juan Tafoya Property [Member]
Total Impairment		$ 11,296